Average Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2020 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2020 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(16.39%)
Since Inception	3.08%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0202
Average Annual Return:
Past 1 year	(15.86%)
Since Inception	3.03%	[1]

[1]	AFrom August 31, 2018.